Pensions Net Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	$ 0	$ 0	$ 0.3
Interest Cost on Benefit Obligation	19.8	21.3	21.1
Expected Return on Plan Assets	(28.1)	(29.4)	(29.9)
Amortization of Actuarial Net Loss (Gain)	3.5	1.5	0.7
Net Periodic Benefit Cost (Income)	(4.8)	(6.6)	(7.8)
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	4.50%	5.25%	5.50%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	5.0
Net Prior Service Credit	0
Total	5.0
Non-U.S. Pension Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	11.8	13.7	11.4
Interest Cost on Benefit Obligation	30.7	32.1	30.7
Expected Return on Plan Assets	(27.3)	(27.8)	(24.9)
Amortization of Actuarial Net Loss (Gain)	3.3	1.6	1.3
Amortization of Prior Service Benefit	(0.1)
Settlement/Curtailment (Gain) Loss	0	0	0.1
Special Termination Benefits	0.5	0.9	0.5
Net Periodic Benefit Cost (Income)	18.9	20.5	19.1
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	4.37%	4.77%	5.37%
Average rate of increase in employee compensation	3.23%	3.35%	3.24%
Expected long-term rate of return on assets	5.17%	5.32%	5.59%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	6.4
Net Prior Service Credit	(0.4)
Total	6.0
SERP Benefits [Member]
Components of Net Benefit Cost (Income)
Interest Cost on Benefit Obligation	0.6	0.6	0.6
Amortization of Actuarial Net Loss (Gain)	0.1
Net Periodic Benefit Cost (Income)	0.7	0.6	0.6
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	4.50%	5.25%	5.50%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	0.1
Net Prior Service Credit	0
Total	0.1
Other Postretirement Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	0.7	0.6	0.4
Interest Cost on Benefit Obligation	1.8	1.9	1.8
Amortization of Actuarial Net Loss (Gain)	0	0	(0.2)
Amortization of Prior Service Benefit	0	(0.1)	(0.1)
Settlement/Curtailment (Gain) Loss	(0.1)	(0.1)	0
Net Periodic Benefit Cost (Income)	2.4	2.3	1.9
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	4.88%	5.44%	5.94%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	0.3
Net Prior Service Credit	(0.1)
Total	$ 0.2